Intangible Assets and Goodwill (5 year Future Amortization ) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2015	$ 9,261
2016	7,468
2017	5,227
2018	3,730
2019	$ 2,890